Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net (loss) per share
The following table sets forth the computation of basic and dilutive net loss per share attributable to common stockholders for the three and nine months ended September 30, 2024 and 2023:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(25,607)	$(11,994)	$(54,503)	$(62,864)

Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	17,478,371	3,551,881	17,466,606	3,551,881

Net loss per share attributable to common stockholders, basic and diluted	$(1.47)	$(3.38)	$(3.12)	$(17.70)

The following table sets forth the computation of basic and dilutive net loss per share attributable to common stockholders for the years ended December 31, 2023 and 2022:

	2023	2022
Numerator:
Net loss	$(87,589)	$(104,630)
Less: Deemed Dividend associated with preferred stock warrants issued with issuance of preferred stock	—	(1,635)
Less: Change in value of preferred stock subject to possible redemption	—	(1,826)
Add: Effect of exchange of preferred stock (See Note 11)	—	1,636

Net loss allocable to common stockholders	$(87,589)	$(106,455)

Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	4,213,244	1,445,089

Net loss per share attributable to common stockholders, basic and diluted	$(20.79)	$(73.67)

Summary Of Property, plant and equipment
Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight line method over the following estimated useful lives:

Computer equipment	3 – 5 years
Software	years
Furniture and fixtures	years
Office equipment	5 years
Vehicles	8 years
Leasehold improvements	Shorter of the related lease term or useful life

Summary Of Contract with customer, contract asset, contract liability, and receivable	The following table is a rollforward of contract liabilities, which are included in accrued expenses and other current liabilities and other liabilities on the condensed consolidated balance sheets, as of September 30, 2024 (in thousands):

Balance at January 1, 2024	$1,100
Addition of deferred revenue	1,729
Recognition of revenue	(1,102)

Balance at September 30, 2024 (unaudited)	$1,727

The following table is a rollforward of contract liabilities, which are included in accrued expenses and other current liabilities and other liabilities on the consolidated balance sheets as of December 31, 2023 and 2022 (in thousands):

	2023	2022
Balance at January 1	$1,830	$250
Addition of deferred revenue	3,113	2,200
Recognition of revenue	(3,843)	(620)

Balance at December 31	$1,100	$1,830

BURTECH ACQUISITION CORP [Member]
Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net (loss) per share

	For the Three Months Ended September 30, 2024			For the Three Months Ended September 30, 2023
	Class A	Class A and B	Class B	Class A		Class B
	Redeemable common stock	Non-redeemable common stock	Non-redeemable common stock	Redeemable Common stock	Non-redeemable common stock	Non-redeemable common stock
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(251,051)	$(624,902)	$—	$1,278	$256	$1,828
Denominator:
Weighted-average shares outstanding including common stock subject to redemption	4,345,663	10,817,000	—	6,630,703	1,329,500	9,487,500
Basic and diluted net (loss) income per share	$(0.06)	$(0.06)	$—	$0.00	$0.00	$0.00

	For the Nine Months Ended September 30, 2024			For the Nine Months Ended September 30, 2023
	Class A	Class A and B	Class B	Class A		Class B
	Redeemable common stock	Non-redeemable common stock	Non-redeemable common stock	Redeemable Common stock	Non-redeemable common stock	Non-redeemable common stock
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(426,121)	$(1,060,678)	$—	$883,994	$97,458	695,474
Denominator:
Weighted-average shares outstanding including common stock subject to redemption	4,345,663	10,817,000	—	12,059,248	1,329,500	9,487,500
Basic and diluted net (loss) income per share	$(0.10)	$(0.10)	$—	$0.07	$0.07	$0.07

	For the Year Ended December 31, 2023			For the Year Ended December 31, 2022
	Class A		Class B	Class A		Class B
	Redeemable common stock	Non-redeemable common stock	Non-redeemable common stock	Redeemable Common stock	Non-redeemable common stock	Non-redeemable common stock
Basic and diluted net income per share:
Numerator:
Allocation of net income	$660,301	$112,586	$566,255	$1,216,069	$56,235	$401,303
Denominator:
Weighted-average shares outstanding including common stock subject to redemption	10,578,271	1,803,670	9,071,610	28,750,000	1,329,500	9,487,500
Basic and diluted net income per share	$0.06	$0.06	$0.06	$0.04	$0.04	$0.04